SIGNIFICANT EVENTS (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 27, 2013	Mar. 22, 2013	Mar. 20, 2013	Mar. 12, 2013	Mar. 08, 2013	Feb. 27, 2013	Feb. 22, 2013	Feb. 08, 2013	Feb. 05, 2013	Jan. 30, 2013	Jan. 23, 2013	Jan. 22, 2013	Jan. 16, 2013	Jan. 14, 2013	Jan. 07, 2013
Details
Share of common stock issued for services					4,854					162,162						3,000
Value of common stock, per share, issued for services					$ 1.01					$ 0.92						$ 1.10
Common stock issued upon exercise of warrants				165,000			50,000						100,000		45,000
Common stock exchanged for Series B preferred stock						11,200			11,200		70,000	28,000		11,200
Shares of Series B preferred stock converted						1,000			1,000		6,250	2,500		1,000
Series B preferred stock, accrued dividends						$ 1,212			$ 1,415		$ 8,745	$ 3,270		$ 1,380
Common stock issued for line of credit								92,115
Value of common stock, per share, for line of credit								$ 1.09
Common stock issued as incentive for debt extension			25,000
Common stock issued upon conversion of related party debt		155,588
Common stock issued upon conversion of related party debt, amount		152,165
Proceeds from line of credit-	1,500,000
Proceeds from demand note payable, related party	290,000
Repayments on demand note payable, related party	$ 750,000
Accrued interest, demand note payable - related party	12.00%